Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of revenue

Year ended December 31,	2019	2018
Revenue by source
Construction services	$132,310	$42,481
Operations support services	586,757	367,580
	$719,067	$410,061

By commercial terms
Time-and-materials	$343,156	$151,796
Unit-price	375,911	253,277
Cost-plus	—	4,988
	$719,067	$410,061

Revenue recognition method
Cost-to-cost percent complete	$252,054	$186,741
As-invoiced	467,013	223,320
	$719,067	$410,061

Schedule of major customers
At December 31, 2019 and December 31, 2018, the following customers represented 10% or more of accounts receivable and contract assets:

	December 31, 2019	December 31, 2018
Customer 1	36%	16%
Customer 2	25%	8%
Customer 3	13%	33%
Customer 4	12%	12%
The following customers accounted for 10% or more of total revenues:

Year ended December 31,	2019	2018
Customer A	33%	43%
Customer B	27%	2%
Customer C	22%	23%
Customer D	13%	21%

Contract balances

	December 31, 2019	December 31, 2018
Contract assets	$19,193	$10,673
Contract liabilities	23	4,032
The following table provides information about significant changes in the contract assets:

Year ended December 31,	2019	2018
Balance, beginning of period	$10,673	$21,572
Transferred to receivables from contract assets recognized at the beginning of the period	(10,276)	(14,701)
Increases as a result of changes to the estimate of the stage of completion, excluding amounts transferred in the period	14,892	2,043
Increases as a result of work completed, but not yet an unconditional right to consideration	5,736	409
Increases as a result of Nuna acquisition	—	1,350
Decreases due to effect of change in presentation of NL Partnership	(1,832)	—
Balance, end of period	$19,193	$10,673
The following table provides information about significant changes in the contract liabilities:

Year ended December 31,	2019	2018
Balance, beginning of period	$4,032	$824
Revenue recognized that was included in the contract liability balance at the beginning of the period	(4,031)	(84)
Increases due to cash received, excluding amounts recognized as revenue during the period	174	1,379
Increases as a result of Nuna acquisition	—	1,913
Decreases due to effect of change in presentation of NL Partnership	(152)	—
Balance, end of period	$23	$4,032
The following table provides information about revenue recognized from performance obligations that were satisfied (or partially satisfied) in previous periods:

Year ended December 31,	2019	2018
Revenue recognized	$1,857	$2,516

Schedule remaining performance obligations

For the year ended December 31,
2020	$58,966
2021	4,729
2022	4,729
2023	4,729
2024	2,225
$75,378

Summary of contract costs
The following table summarizes contract costs included within other assets on the consolidated balance sheets.

	December 31, 2019	December 31, 2018
Reimbursable bid costs	$—	$670
Fulfillment costs	1,016	1,638
	$1,016	$2,308